Property, plant and equipment, net - Composition (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Property, plant and equipment, net
Property, plant and equipment	$ 120,120	¥ 826,816	¥ 806,747
Less: Accumulated depreciation	(40,007)	(275,382)	(232,180)
Total property, plant and equipment, net	80,113	551,434	574,567
Buildings
Property, plant and equipment, net
Property, plant and equipment	86,205	593,369	584,661
Leasehold improvements
Property, plant and equipment, net
Property, plant and equipment	2,159	14,864	14,864
Machineries
Property, plant and equipment, net
Property, plant and equipment	22,425	154,359	149,213
Motor vehicles
Property, plant and equipment, net
Property, plant and equipment	2,492	17,152	15,808
Furniture, fixtures and equipment
Property, plant and equipment, net
Property, plant and equipment	6,431	44,266	41,099
Construction-in-progress
Property, plant and equipment, net
Property, plant and equipment	$ 408	¥ 2,806	¥ 1,102